Income Taxes - Components of Deferred Income Taxes (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Accumulated net operating losses (tax effected)	$ 36,281	$ 68,286
Right of use liability	201	176
Share-based compensation	3,086	5,025
Intangibles	97	131
Accumulated depreciation	26	19
Accrued payroll	176	167
Other	526	526
Deferred tax assets	40,393	74,330
Deferred Tax Liabilities:
Right of use asset	(204)	(161)
Deferred tax liabilities	(204)	(161)
Net deferred tax assets and liabilities	40,189	74,169
Valuation allowance	(40,189)	(74,169)
Net deferred tax asset	$ 0	$ 0